Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Consolidated Statements of Comprehensive Income
Net earnings	$ 4,554	$ 5,013	$ 5,113
Change in unrealized (losses) gains on available-for-sale securities:
Unrealized (losses) gains arising during the period	(17)	7	52
Gains reclassified into earnings		(1)	(49)
Change in unrealized (losses) gains on available-for-sale securities	(17)	6	3
Change in unrealized components of cash flow hedges:
Unrealized gains (losses) arising during the period	1,091	337	(243)
(Gains) losses reclassified into earnings	(1,312)	151	106
Change in unrealized (losses) gains on cash flow hedges	(221)	488	(137)
Change in unrealized components of defined benefit plans:
(Losses) gains arising during the period	(548)	(2,756)	1,953
Amortization of actuarial loss and prior service benefit	443	259	326
Curtailments, settlements and other	115	51	25
Change in unrealized components of defined benefit plans	10	(2,446)	2,304
Change in cumulative translation adjustment	(207)	(85)	(150)
Other comprehensive (loss) income before taxes	(435)	(2,037)	2,020
Benefit from (provision for) taxes	14	(66)	(239)
Other comprehensive (loss) income, net of taxes	(421)	(2,103)	1,781
Comprehensive income	$ 4,133	$ 2,910	$ 6,894